Net Interest Income - Summary of Net Interest Income (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Interest income from:
Deposits with banks	[1]	¥ 781,018	¥ 652,041	¥ 604,264
Call loans and bills bought		123,464	183,979	204,232
Reverse repurchase agreements and cash collateral on securities borrowed		580,521	387,823	204,133
Investment securities		665,482	625,735	493,708
Loans and advances		4,778,258	4,867,163	4,438,061
Total interest income		6,928,743	6,716,741	5,944,398
Interest expense from:
Deposits		2,217,942	2,240,605	2,173,245
Call money and bills sold		39,826	48,064	43,821
Repurchase agreements and cash collateral on securities lent		870,586	873,359	764,578
Borrowings		197,216	209,780	197,065
Debt securities in issue		704,400	738,122	740,769
Premiums for deposit insurance		30,445	29,186	26,333
Others		35,643	63,191	107,824
Total interest expense		4,096,058	4,202,307	4,053,635
Net interest income		¥ 2,832,685	¥ 2,514,434	¥ 1,890,763

[1]	From the fiscal year ended March 31, 2025, interest income from deposits with the Bank of Japan has been classified as “Interest income from deposits with banks.” Comparative amounts have been reclassified to conform to the current presentation.